COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2015	May 28, 2014	Nov. 30, 2012
Lease One [Member]
Business Acquisition [Line Items]
Number of periods in additional lease	24 months
Lease expiration date	Jan. 31, 2025
Lease Two [Member]
Business Acquisition [Line Items]
Lease expiration date	May 31, 2026
SweetIM [Member]
Business Acquisition [Line Items]
Maximum subsequent consideration due for acquisition				$ 7,500
Estimated contingent payment			$ 2,500
Percentage of shares acquired				100.00%
Liability to be maintained		$ 5,000